UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ];
     This Amendment (Check only one.):          [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Independence Trust Company
Address:   P.O. Box 682188
           Franklin, TN 37068-2188

Form 13F File Number: 28-
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marcia E. Williams
Title:  President and CEO
Phone:  (615) 591-0044

Signature,  Place,  and  Date  of  Signing:

   /s/ Marcia E. Williams                Franklin, TN              10/18/2007
----------------------------       ------------------------      ---------------
         [Signature]                     [City, State]               [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-___________________        ________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           83
                                         -----------
Form 13F Information Table Value Total:      $44,836
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      504    9935 SH       SOLE               9935      0    0
AT&T INC                                        00206R102      548   12953 SH       SOLE              12953      0    0
AFFILIATED MANAGERS GROUP                       008252108      346    2715 SH       SOLE               2715      0    0
ALABAMA NATIONAL BANCORP                        010317105      386    4965 SH       SOLE               4965      0    0
ALLIANCE RESOURCE                               01877R108      254    7590 SH       SOLE               7590      0    0
AMERICA SERVICE GROUP                           02364L109      173   15290 SH       SOLE              15290      0    0
AMERICAN INTERNATIONAL GROUP                    026874107      427    6326 SH       SOLE               6326      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      361    7236 SH       SOLE               7236      0    0
ARCH CHEMICALS INC                              03937R102      222    4755 SH       SOLE               4755      0    0
BP PLC ADR                                      055622104      549    7918 SH       SOLE               7918      0    0
BANK OF AMERICA CORP                            060505104      685   13646 SH       SOLE              13646      0    0
BOEING CO                                       097023105      264    2515 SH       SOLE               2515      0    0
CARAUSTAR INDUSTRIES INC.                       140909102      145   32640 SH       SOLE              32640      0    0
CASCADE CORP                                    147195101      427    6560 SH       SOLE               6560      0    0
CISCO SYSTEMS INC                               17275R102      355   10740 SH       SOLE              10740      0    0
CITIGROUP INC                                   172967101      255    5477 SH       SOLE               5477      0    0
COCA COLA CO                                    191216100      607   10573 SH       SOLE              10573      0    0
COLGATE PALMOLIVE COMPANY                       194162103      401    5628 SH       SOLE               5628      0    0
COLUMBIA SPORTSWEAR                             198516106      350    6345 SH       SOLE               6345      0    0
DARLING INTERNATIONAL INC                       237266101      359   36345 SH       SOLE              36345      0    0
DEERE & CO                                      244199105      241    1625 SH       SOLE               1625      0    0
ENBRIDGE ENERGY PART LP                         29250R106      222    4550 SH       SOLE               4550      0    0
ENEL SPA-SPON ADR                               29265W108      200    3560 SH       SOLE               3560      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      251    5150 SH       SOLE               5150      0    0
ENTERPRISE PRODUCT PARTNERS                     293792107      582   19270 SH       SOLE              19270      0    0
EXXON MOBIL CORP                                30231G102     1074   11608 SH       SOLE              11608      0    0
FASTENAL COMPANY                                311900104      245    5415 SH       SOLE               5415      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      342   14600 SH       SOLE              14600      0    0
FLOWSERVE CORP                                  34354P105      265    3485 SH       SOLE               3485      0    0
GENERAL ELECTRIC CO                             369604103     1153   27857 SH       SOLE              27857      0    0
GRAY TELEVISION INC                             389375106      218   25795 SH       SOLE              25795      0    0
HONEYWELL INTL INC                              438516106      577    9704 SH       SOLE               9704      0    0
INTEL CORPORATION                               458140100      680   26305 SH       SOLE              26305      0    0
INTERNATIONAL BUSINESS                          459200101      275    2335 SH       SOLE               2335      0    0
MACHINES
ISHARES GOLDMAN SACHS NATURAL                   464287374      399    3100 SH       SOLE               3100      0    0
RESOURCES
MSCI EAFE INDEX FUND-ISHARES                    464287465      851   10314 SH       SOLE              10314      0    0
ISHARES TR S&P MIDCAP 400                       464287507      522    5925 SH       SOLE               5925      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      320    4000 SH       SOLE               4000      0    0
JP MORGAN CHASE & CO                            46625H100      369    8064 SH       SOLE               8064      0    0
JAMES RIVER COAL COMPANY                        470355207      131   21270 SH       SOLE              21270      0    0
JOHNSON & JOHNSON                               478160104      440    6706 SH       SOLE               6706      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      316    6761 SH       SOLE               6761      0    0
PHILIPS ELECTRONICS-NY                          500472303      415    9250 SH       SOLE               9250      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      266    6660 SH       SOLE               6660      0    0
MICROSOFT CORPORATION                           594918104      569   19348 SH       SOLE              19348      0    0
MONSANTO CO                                     61166W101      373    4360 SH       SOLE               4360      0    0
NEWFIELD EXPLORATION                            651290108      210    4380 SH       SOLE               4380      0    0
NEWPORT CORP                                    651824104      440   28940 SH       SOLE              28940      0    0
NUSTAR ENERGY LP                                67058H102      246    4155 SH       SOLE               4155      0    0
OGE ENERGY CORP                                 670837103      377   11395 SH       SOLE              11395      0    0
PEPSICO INC                                     713448108      250    3420 SH       SOLE               3420      0    0
PFIZER INC                                      717081103      564   23109 SH       SOLE              23109      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      318    5839 SH       SOLE               5839      0    0
PLUM CREEK TIMBER CO REIT                       729251108      292    6540 SH       SOLE               6540      0    0
POLARIS INDUSTRIES                              731068102      380    8730 SH       SOLE               8730      0    0
POTASH CORP OF SASKATCHEWAN                     73755L107      258    2445 SH       SOLE               2445      0    0
ULTRASHORT RUSSELL 2000                         74347R834      215    3265 SH       SOLE               3265      0    0
PROSHARES
ULTRASHORT S&P 500 PROSHARES                    74347R883      208    4110 SH       SOLE               4110      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      499   19200 SH       SOLE              19200      0    0
QUANEX CORP                                     747620102      436    9290 SH       SOLE               9290      0    0
REGIONS FINANCIAL CORP                          7591EP100      928   31522 SH       SOLE              31522      0    0
REYNOLDS AMERICAN INC                           761713106      213    3350 SH       SOLE               3350      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     1666   10922 SH       SOLE              10922      0    0
SCHLUMBERGER LIMITED                            806857108      320    3050 SH       SOLE               3050      0    0
SHERWIN WILLIAMS CO                             824348106      338    5148 SH       SOLE               5148      0    0
SILICONWARE PRECISION ADR                       827084864      173   14372 SH       SOLE              14372      0    0
SMITHFIELD FOODS INC                            832248108      488   15520 SH       SOLE              15520      0    0
SYSCO CORP                                      871829107      283    7970 SH       SOLE               7970      0    0
TEPPCO PARTNERS LP                              872384102      270    7105 SH       SOLE               7105      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100      103   10194 SH       SOLE              10194      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     4821  142117 SH       SOLE             142117      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     7696  292436 SH       SOLE             292436      0    0
TRACTOR SUPPLY COMPANY                          892356106      258    5615 SH       SOLE               5615      0    0
TRINITY INDUSTRIES                              896522109      459   12253 SH       SOLE              12253      0    0
US BANCORP                                      902973304      295    9083 SH       SOLE               9083      0    0
URS CORP                                        903236107      520    9225 SH       SOLE               9225      0    0
USEC INC                                        90333E108      357   34855 SH       SOLE              34855      0    0
UNILEVER NV NY SHARE                            904784709      201    6520 SH       SOLE               6520      0    0
VANGUARD REIT VIPERS ETF                        922908553      405    5670 SH       SOLE               5670      0    0
WACHOVIA CORP                                   929903102      267    5342 SH       SOLE               5342      0    0
WASHINGTON FEDERAL INC                          938824109      376   14353 SH       SOLE              14353      0    0
WASHINGTON MUTUAL, INC.                         939322103      297    8423 SH       SOLE               8423      0    0
WELLS FARGO & CO                                949746101      495   13920 SH       SOLE              13920      0    0